Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Leases and Noncurrent Operating Lease Liabilities	The Company’s future lease payments, which are presented as current maturities of operating leases and noncurrent operating lease liabilities on the Company’s accompanying consolidated balance sheet as of December 31, 2023, including any optional extensions, are as follows:
Year Ended December 31,
2024	$909,296
2025	916,671
2026	927,671
2027	939,600
2028	876,385
Thereafter	1,085,258
Total lease payments	5,654,881
Less: imputed interest	(1,458,643)
Present value of lease liabilities	4,196,238
Less: current lease liabilities	(512,416)
Long-term lease liabilities	$3,683,822

Schedule of Contractual Sublease Income	The following is a summary as of December 31, 2023, of the contractual sublease income:
Year Ended December 31,
2024	$480,000
2025	480,000
2026	480,000
2027	280,000
Total sublease income	$1,720,000